Financial risk management (Details) $ in Millions	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Current assets [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	$ 310,140.0	$ 136,107.0
Total assets [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	310,140.0	136,107.0
Noncurrent liabilities [member] | USD [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	354,945.0	96,566.0
Noncurrent liabilities [member] | USD [Member] | Borrowing [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 343.9
Exchange rate	1,032.00
Foreign currency balance liabilities	$ 354,945.0	96,566.0
Current liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	31,185.0	154,900.0
Current liabilities [member] | USD [Member] | Borrowing [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 12.1
Exchange rate	1,032.00
Foreign currency balance liabilities	$ 12,480.0	109,708.0
Current liabilities [member] | USD [Member] | Trade Payables 2 [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 17.8
Exchange rate	1,032.00
Foreign currency balance liabilities	$ 18,370.0	40,317.0
Current liabilities [member] | USD [Member] | Other payables [member]
IfrsStatementLineItems [Line Items]
Exchange rate	1,032.00
Foreign currency balance liabilities		2,459.0
Current liabilities [member] | EUR [Member] | Trade Payables 2 [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 0.1
Exchange rate	1,074.31
Foreign currency balance liabilities	$ 107.0	1,169.0
Current liabilities [member] | CHF [Member] | Trade Payables 2 [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 0.2
Exchange rate	1,141.31
Foreign currency balance liabilities	$ 228.0	629.0
Current liabilities [member] | CNY [Member] | Borrowing [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	141.25
Foreign currency balance liabilities		618.0
Total liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	$ 386,130.0	251,466.0
Other receivables [member] | Current assets [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 1.6
Exchange rate	1,029.00
Foreign currency balance assets	$ 1,646.0	46,129.0
Financial assets at fair value through profit or loss, category [member] | Current assets [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 285.8
Exchange rate	1,029.00
Foreign currency balance assets	$ 294,088.0	89,627.0
Cash and equivalents member | Current assets [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 14.0
Exchange rate	1,029.00
Foreign currency balance assets	$ 14,406.0	$ 351.0